Intangible Asset, Net (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Intangible Asset, Net [Abstract]
Amortization expense	¥ 492,922	¥ 492,922	¥ 985,844	¥ 575,076	¥ 99,301
Intangible assets, net	¥ 47,238,366		¥ 47,731,288	¥ 48,717,132		$ 6,628,272	$ 6,739,137